Staff Retirement Plans	12 Months Ended
Mar. 31, 2026
Staff Retirement Plans [Abstract]
STAFF RETIREMENT PLANS
23.	STAFF RETIREMENT PLANS

As disclosed in note 2(q), the Group initially recognizes defined benefit obligation to be made by the Group to its Hong Kong employees upon the termination of services under post-retirement benefits during the year ended March 31, 2024. An employee employed under a continuous contract for not less than five years is eligible for post-retirement payments if the employee retires, resigns or is dismissed under qualifying conditions.

As of March 31, 2026, $26 (2025: $23) was recognized as defined benefit obligation. Upon initiation of the plan during March 31, 2024, the amount is fully recognized as prior service cost.- to be update

The Group also operates a Mandatory Provident Fund (“MPF”) scheme for all qualifying employees in Hong Kong. The MPF is a defined contribution scheme and the assets of the scheme are managed by a trustee independent of the Group. The MPF is available to all employees aged 18 to 64 with at least 60 days of service under the employment of the Group in Hong Kong. Contributions are made by the Group to the MPF at a rate of 5% based on each employee’s relevant compensation, subject to a cap of HK$1,500 (equivalent to $0.19) per month. Total amounts of such employee benefit expenses, which were expensed as incurred, were approximately $44, $39 and $35 for the years ended March 31, 2024, 2025 and 2026, respectively.

The Group’s full-time employees in China participate in a government-mandated multiemployer defined contribution plan pursuant to which certain medical care unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The China labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. No forfeited contributions may be used by the employer to reduce the existing level of contributions. Total amounts of such employee benefit expenses, which were expensed as incurred, were approximately $86, $118 and $134 for the years ended March 31, 2024, 2025 and 2026, respectively.

Under the Social Security Schemes in Myanmar, the Group was required registration of its employees with the Social Security Board. Contributions are made by the Group to the social security plan at a rate of 3% based on each employee’s relevant compensation, subject to a cap of 9,000 Kyat (equivalent to $0.004) per month. Total amounts of such employee benefit expenses, which were expensed as incurred, were approximately $3, $3 and $2 for the years ended March 31, 2024, 2025 and 2026, respectively.

There is no gratuity/end of service/pension entitlements stipulated under Myanmar law for private sector employees. Presently there is no pension plan required by Myanmar law compelling private sector employees or employers to make pension contributions. The Group does not provide additional private pension plans to its employees in Myanmar.

The Group’s German subsidiaries participate in statutory social security schemes constituting defined contribution plans, including statutory pension insurance, statutory health insurance, statutory long-term care insurance, statutory unemployment insurance, and statutory accident insurance/employers’ liability insurance association. Contributions are made by the Group to the statutory social security schemes based on certain percentage of the employees’ relevant compensation. For statutory pension insurance and statutory unemployment insurance, the cap is 8,450 Euro (equivalent $9,700) per month, while for statutory health insurance and statutory long-term care insurance, it is 5,813 Euro (equivalent $6,700) per month. Total amounts of such employee benefit expenses, which were expensed as incurred, was approximately $15 for the year ended March 31, 2026 after acquisition from March 1, 2026.

The cost of the Group’s contribution to the staff retirement plans in Hong Kong, China and Myanmar amounted to $156, $120 and $141 for the years ended March 31, 2024, 2025 and 2026, respectively.